LEASE LIABILITIES - Future minimum rental payments required under the operating leases (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Future minimum rental payments required under the operating leases
Future minimum lease payments	$ 0	$ 12,750	$ 94,360